Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of January 2013

Collection Period Start	1-Jan-13	Distribution Date	15-Feb-13
Collection Period End	31-Jan-13	30/360 Days	30
Beg. of Interest Period	15-Jan-13	Actual/360 Days	31
End of Interest Period	15-Feb-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	1,103,350,847.55	1,076,969,101.14	0.8046657
Total Securities		1,338,405,600.85	1,103,350,847.55	1,076,969,101.14	0.8046657
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	130,483,574.01	122,569,050.09	0.8171270
Class A-2b Notes	0.365700%	350,000,000.00	304,461,672.69	285,994,450.20	0.8171270
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	7,914,523.92	73,940.69	52.7634928	0.4929379
Class A-2b Notes	18,467,222.49	95,877.52	52.7634928	0.2739358
Class A-3 Notes	0.00	310,333.33	0.0000000	0.8166667
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,381,746.41	537,470.79

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				15,221,822.89
Monthly Interest				5,713,251.91
Total Monthly Payments				20,935,074.80

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				633,230.94
Aggregate Sales Proceeds Advance				1,450,345.19
Total Advances				2,083,576.13

Vehicle Disposition Proceeds:
Reallocation Payments				1,824,492.52
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveriesf				0.00
Net Liquidation Proceeds				9,694,807.76
Excess Wear and Tear and Excess Mileage				5,987.23
Remaining Payoffs				0.00
Net Insurance Proceeds				1,500,203.51
Residual Value Surplus				39,255.36
Total Collections				36,083,397.31

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,182,340.52			68
Involuntary Repossession	225,707.00			14
Voluntary Repossession	324,306.00			19
Full Termination	-			-
Bankruptcy	92,139.00			4
Insurance Payoff		1,471,068.84		84
Customer Payoff			57,118.95	2
Grounding Dealer Payoff			6,731,591.76	293
Dealer Purchase			2,626,618.81	104
Total	1,824,492.52	1,471,068.84	9,415,329.52	588

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of January 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	59,521	1,331,588,487.87	7.00000%	1,103,350,847.55
Total Depreciation Received		(16,647,095.91)		(14,589,227.30)
Principal Amount of Gross Losses	(121)	(2,480,962.84)		(2,059,948.22)
Repurchase / Reallocation	0	-		-
Early Terminations	(79)	(1,605,378.90)		(1,319,445.97)
Scheduled Terminations	(434)	(9,984,464.86)		(8,413,124.92)
Pool Balance - End of Period	58,887	1,300,870,585.36		1,076,969,101.14

Remaining Pool Balance
Lease Payment				310,416,357.50
Residual Value				766,552,743.64
Total				1,076,969,101.14

III. DISTRIBUTIONS

Total Collections					36,083,397.31
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					36,083,397.31

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					767,254.50
3. Reimbursement of Sales Proceeds Advance					824,059.36
4. Servicing Fee:
Servicing Fee Due					919,459.04
Servicing Fee Paid					919,459.04
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,510,772.90

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					73,940.69

Class A-2 Notes Monthly Interest Paid					73,940.69
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					95,877.52

Class A-2 Notes Monthly Interest Paid					95,877.52
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					310,333.33

Class A-3 Notes Monthly Interest Paid					310,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of January 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	537,470.79
Total Note and Certificate Monthly Interest Paid	537,470.79
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	33,035,153.62

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,381,746.41

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	26,381,746.41
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,653,407.21

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of January 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,653,407.21
Gross Reserve Account Balance		26,729,491.22
Remaining Available Collections Released to Seller		6,653,407.21
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		15.82
Monthly Prepayment Speed		72%
Lifetime Prepayment Speed		65%

	$	units
Recoveries of Defaulted and Casualty Receivables	2,187,581.50
Securitization Value of Defaulted Receivables and Casualty Receivables	2,059,948.22	121
Aggregate Defaulted and Casualty Gain (Loss)	127,633.28
Pool Balance at Beginning of Collection Period	1,103,350,847.55
Net Loss Ratio	0.0116%

Cumulative Net Losses for all Periods	-0.0648%	(867,305.11)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,383,928.60	358
61-90 Days Delinquent	1,983,235.40	105
91-120+ Days Delinquent	447,973.83	22
Total Delinquent Receivables:	8,815,137.83	485
60+ Days Delinquencies as Percentage of Receivables	0.22%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,182,340.52	63
Securitization Value	1,190,026.51
Aggregate Residual Gain (Loss)	(7,685.99)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	11,979,785.44	651
Cumulative Securitization Value	12,387,405.00
Cumulative Residual Gain (Loss)	(407,619.56)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,156,748.07
Reimbursement of Outstanding Advance		824,059.36
Additional Advances for current period		1,450,345.19
Ending Balance of Residual Advance		1,783,033.90

Beginning Balance of Payment Advance		1,898,410.99
Reimbursement of Outstanding Payment Advance		767,254.50
Additional Payment Advances for current period		633,230.94
Ending Balance of Payment Advance		1,764,387.43

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of January 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No